Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the carrying amount of goodwill [Roll Forward]
Beginning balance, Goodwill	$ 4,061,303,000	$ 4,054,923,000
Goodwill acquired during period	0	21,184,000
Goodwill, Written off Related to Sale of Business Unit	(4,145,000)	(14,258,000)
Other changes to Goodwill	298,000	(546,000)
Ending balance, Goodwill	4,057,456,000	4,061,303,000	4,054,923,000
Indefinite and Finite Lived Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets Gross (Excluding Goodwill)	357,631,000	369,840,000
Accumulated amortization on identifiable intangible assets	(227,657,000)	(204,741,000)
Identifiable intangible assets, net	129,974,000	165,099,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	11,700,000	11,700,000
Amortization of Intangible Assets [Abstract]
Future Amortization Expense, Year One	31,238,000
Future Amortization Expense, Year Two	30,228,000
Future Amortization Expense, Year Three	19,957,000
Future Amortization Expense, Year Four	11,894,000
Future Amortization Expense, Year Five	9,291,000
Intangible amortization expense	32,900,000	38,600,000	37,400,000
Long Term Care Group [Member]
Changes in the carrying amount of goodwill [Roll Forward]
Beginning balance, Goodwill	3,570,866,000	3,564,486,000
Goodwill acquired during period	0	21,184,000
Goodwill, Written off Related to Sale of Business Unit	(4,145,000)	(14,258,000)
Other changes to Goodwill	298,000	(546,000)
Ending balance, Goodwill	3,567,019,000	3,570,866,000
specialty care group [Member]
Changes in the carrying amount of goodwill [Roll Forward]
Beginning balance, Goodwill	490,437,000	490,437,000
Goodwill acquired during period	0	0
Goodwill, Written off Related to Sale of Business Unit	0	0
Other changes to Goodwill	0	0
Ending balance, Goodwill	490,437,000	490,437,000
Customer Relationships [Member]
Indefinite and Finite Lived Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets Gross (Excluding Goodwill)	318,281,000	324,632,000
Accumulated amortization on identifiable intangible assets	(211,191,000)	(186,736,000)
Identifiable intangible assets, net	107,090,000	137,896,000
finite lived intangible asset estimated useful life range, minimum	6
finite lived intangible asset useful life range, maximum	15
trademark and trade names [Member]
Indefinite and Finite Lived Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets Gross (Excluding Goodwill)	13,972,000	16,166,000
Accumulated amortization on identifiable intangible assets	(1,496,000)	(2,434,000)
Identifiable intangible assets, net	12,476,000	13,732,000
Noncompete Agreements [Member]
Indefinite and Finite Lived Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets Gross (Excluding Goodwill)	24,991,000	29,042,000
Accumulated amortization on identifiable intangible assets	(14,970,000)	(15,571,000)
Identifiable intangible assets, net	10,021,000	13,471,000
finite lived intangible asset estimated useful life range, minimum	2
finite lived intangible asset useful life range, maximum	15
Other Intangible Assets [Member]
Indefinite and Finite Lived Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets Gross (Excluding Goodwill)	387,000
Accumulated amortization on identifiable intangible assets	0
Identifiable intangible assets, net	$ 387,000
finite lived intangible asset estimated useful life range, minimum	4
finite lived intangible asset useful life range, maximum	4